SCHEDULE OF CONTRACT LIABILITY (Details) - USD ($) $ in Thousands	3 Months Ended						12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Beginning balance	$ 2,147	$ 2,931	$ 3,038	$ 2,623	$ 2,897	$ 3,038	$ 3,038
New contracts net of cancellation	275	411	855	1,046	794	1,255
Revenue recognized	(931)	(1,195)	(962)	(1,056)	(1,068)	(1,396)
Ending balance	$ 1,491	$ 2,147	2,931	$ 2,613	$ 2,623	2,897	3,038	$ 3,038
Previously Reported [Member]
Beginning balance			$ 2,427			$ 3,038	3,038	2,399
Revenue recognized							(4,341)	(5,928)
Ending balance							2,427	3,038
New contracts net of cancellation							$ 3,730	$ 6,567